UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 271,097	$ 257,868
Restricted cash	6,011	24,704
Accounts receivable, net	82,902	85,721
Due from affiliate companies	18,589	50,837
Inventories	40,049	31,555
Prepaid expenses and other current assets	50,273	19,882
Total current assets	468,921	470,567
Vessels, port terminals and other fixed assets, net	1,721,979	1,746,493
Other long term assets	65,153	64,457
Long-term receivable from affiliate companies	35,290	57,701
Loan receivable from affiliate company	0	35,000
Investments in affiliates	303,103	197,291
Investments in available-for-sale-securities	17,474	559
Intangibles assets other than goodwill	201,435	209,058
Goodwill	160,336	160,336
Total non-current assets	2,504,770	2,470,895
Total assets	2,973,691	2,941,462
Current liabilities
Accounts payable	83,943	63,921
Accrued expenses and other liabilities	73,430	75,681
Deferred income and cash received in advance	8,290	15,326
Current portion of capital lease obligations	1,376	1,353
Current portion of long-term debt	14,255	33,095
Total current liabilities	181,294	189,376
Senior and ship mortgage notes, net of discount and including premium	1,127,714	1,034,141
Long-term debt, net of current portion	276,759	290,976
Capital lease obligations, net of current portion	23,074	23,759
Unfavorable lease terms	29,540	32,006
Other long-term liabilities and deferred income	32,118	29,643
Deferred tax liability	14,687	18,522
Total non-current liabilities	1,503,892	1,429,047
Total liabilities	1,685,186	1,618,423
Commitments and contingencies	0	0
Stockholders' equity
Preferred stock - $0.0001 par value, authorized 1,000,000 shares, 8,479 issued and outstanding as of June 30, 2013 and December 31, 2012.	0	0
Common stock - $0.0001 par value, authorized 250,000,000 shares, issued and outstanding 103,330,707 and 103,255,409 as of June 30, 2013 and December 31, 2012, respectively.	10	10
Additional paid-in capital	549,025	547,377
Accumulated other comprehensive loss	(1,358)	(558)
Retained earnings	620,306	659,547
Total Navios Holdings' stockholders' equity	1,167,983	1,206,376
Noncontrolling interest	120,522	116,663
Total stockholders' equity	1,288,505	1,323,039
Total liabilities and stockholders' equity	$ 2,973,691	$ 2,941,462